Investment in Equity-Accounted Associate - Schedule of Movement in the Carrying Amount of the Investment in Associates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement in the Carrying Amount of the Investment in Associates [Abstract]
Balance at beginning of year	$ 343,239
Initial investment		345,502
Share of net income/(losses) recognised during the year	6,829	(2,263)
Balance at end of year	$ 350,068	$ 343,239